Correction of Errors in Previously Reported Consolidated Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Correction of Errors in Previously Reported Consolidated Financial Statements [Abstract]
CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS

As described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, the Company restated its previously issued financial statements to correct errors related to (i) the fair value remeasurement of Series A and Series B derivative warrant liabilities under ASC 815, (ii) the recognition of shares issued and a discounted stock subscription receivable in connection with the Forward Purchase Agreement (“FPA”), and (iii) the calculation of basic and diluted income (loss) per share for 2025 interim periods. Reference is made to Note 2 of the 2025 Annual Report on Form 10-K for a full description of the restatement.

Impact of the Restatement on Previously Issued Unaudited 2025 Interim Financial Statements

The restatement resulted in adjustments to the Company’s opening stockholders’ equity as of January 1, 2025. The adjustments had no impact on the Company’s statements of operations or cash flows for any previously issued 2025 interim period. The following table presents the impact on stockholders’ equity:

	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
Balance at January 1, 2025 (as previously reported)	$93,045,581	$(115,880,509)	$(80,241)	$(22,902,000)
Correction of prior-period error – warrant remeasurement	5,735,883	(5,735,883)	—	—
Correction of prior-period error – Issuance of FPA shares	3,124,379	(752,147)	(2,372,232)	—
Correction of prior-period error – FPA subscription receivable discount	93,113	—	(93,113)	—
Balance at January 1, 2025 (as restated)	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Net income	—	9,194,630	—	9,194,630
Balance at March 31, 2025	103,535,931	(113,173,909)	(2,545,586)	(12,183,292)

Correction of Diluted Earnings Per Share

Additionally, the diluted net income per share included in quarter one of the 2025 interim financial information was corrected to apply the treasury stock method to outstanding warrants. For the three months ended March 31, 2025, the previously reported diluted net income (loss) per share of $3.04 should have been $(0.30).

NOTE 2 — RESTATEMENT AND CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS

Restatement of Fiscal Year 2024 Financial Statements

During the preparation and audit of the Company’s consolidated and combined financial statements for the year ended December 31, 2025, the Company identified errors related to (i) the accounting for the fair value remeasurement of the Series A and Series B derivative warrant liabilities issued in connection with the March 2024 private placement financing, (ii) the accounting for the issuance of shares and recognition of a discounted stock subscription receivable in connection with the Forward Purchase Agreement (“FPA”), and (iii) calculation of basic and diluted income (loss) per share.

Specifically, with respect to (i), the Company determined that the valuation methodologies and significant assumptions used to estimate the fair value of the derivative warrant liabilities were appropriate, however, the fair value of the warrant liabilities should have been remeasured and settled in equity at each exercise date with the fair value remeasurement recognized in the consolidated and combined statements of operations during fiscal year 2024, as required by ASC 815. As a result of the warrant remeasurement error, the Company determined that the previously reported non-cash, non-operating Change in fair value of derivative liabilities for the three months ended June 30, 2024 and September 30, 2024 was misstated by approximately $0.1 million and $2.3 million, respectively, and for the year ended December 31, 2024 was misstated by approximately $5.7 million, with a corresponding understatement of additional paid-in capital (“APIC”) within stockholders’ equity (deficit).

With respect to (ii), the Company determined that the issuance of 190,860 shares in connection with the FPA should have been recorded at the fair value of approximately $3.1 million upon issuance on August 29, 2024, with a corresponding credit to APIC and a reduction to stockholders’ equity through a stock subscription receivable. The Company further determined that the stock subscription receivable should have been recorded at its present value on the issuance date. The discount should be accreted over the remaining term of the FPA through February 2, 2027 on an effective yield basis, with accretion recorded as an increase to both the stock subscription receivable and APIC, with no impact to the statements of operations.

As a result of the FPA corrections, the Company determined that APIC within stockholders’ equity was understated by approximately $3.2 million as of December 31, 2024, stock subscription receivable within stockholders’ equity was understated by approximately $2.5 million as of December 31, 2024, and loss on issuance of common stock within other expense was understated by approximately $0.8 million for the three and nine months ended September 30, 2024 and year ended December 31, 2024. Additionally, for the period August 29, 2024 through December 31, 2024, accretion of the subscription receivable discount of approximately $0.1 million should have been recorded. The net impact on total stockholders’ equity (deficit) was zero.

With respect to (iii), the Company identified errors in the calculation of basic and diluted income (loss) per share for each of the interim periods and the full year ended December 31, 2024. Specifically, the basic income (loss) per share calculation was corrected to include shares that had been omitted from the weighted average share count, and to reflect the proper commencement date for certain shares. Additionally, the diluted income per share calculation for the three months ended June 30, 2024 was corrected to apply the treasury stock method to the Series A warrants, which were dilutive for that period and had been excluded from the original calculation. These corrections had no impact on the Company’s previously reported net income (loss), total assets, or stockholders’ equity.

Accordingly, the Company has restated its previously issued financial statements for the three and six months ended June 30, 2024, the three and nine months ended September 30, 2024, and the year ended December 31, 2024 to correct for (i) the fair value remeasurement of the Company’s derivative warrant liabilities immediately prior to exercise and the related settlement of those liabilities in equity, (ii) the recognition of the FPA share issuance at fair value with a increase to APIC and stock subscription receivable, (iii) the recognition of the loss on issuance of common stock representing the discount on the stock subscription receivable, and (iv) the accretion of the stock subscription receivable discount through December 31, 2024. The correction of the warrant remeasurement error resulted in adjustments to Change in fair value of derivative liabilities within Other income (expense) and corresponding adjustments to APIC within stockholders’ equity, as well as the related impacts to earnings per share previously reported.

The warrant remeasurement adjustment represents a non-cash change and had no impact on the Company’s cash flows, but increased net income (loss), basic and diluted income (loss) per share, and accumulated deficit in the affected periods. The FPA correction resulted in corresponding increases to both APIC and stock subscription receivable within stockholders’ equity (deficit), a loss on issuance of common stock within Other income (expense), and accretion of the subscription receivable discount increasing both APIC and stock subscription receivable through December 31, 2024. The loss on issuance of common stock is a non-cash charge and is reflected as an addback within operating activities on the statement of cash flows for the nine months ended September 30, 2024 and the year ended December 31, 2024.

In addition, the Company previously recorded a revision in its consolidated financial statements for the year ended December 31, 2024 to correct an error related to the accounting for issuance costs associated with convertible notes totaling approximately $2.8 million, which affected the previously reported results as of and for the three months ended March 31, 2024, as of and for the six months ended June 30, 2024, and as of and for the nine months ended September 30, 2024. The revision was reflected in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

The restatement adjustments described above do not impact the Company’s net operating loss or deferred tax assets because the additional expenses are not tax-deductible. Accordingly, there was no impact on the income tax provision for any restated period. The effective tax rate reconciliation has been updated to reflect the impact of the restatement on the pre-tax income (loss) for the affected periods, see Note 11 — Income Taxes to the audited consolidated and combined financial statements.

The restatement tables below present the cumulative impact of both the previously recorded revision and the correction of the errors described above. The “As Reported” column reflects amounts as originally reported in the Company’s prior filings before the revision described above. The “Adjustment” column reflects the combined impact of (i) the previously recorded revision, (ii) the correction of the warrant accounting error, (iii) the correction of the FPA share issuance error, (iv) the recognition of FPA stock subscription receivable discount, and (v) the correction of the basic and diluted income (loss) per share calculation, as described above.

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of March 31, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 1,738,005 issued and outstanding as of March 31, 2024	8,689	—	8,689
Additional paid-in capital	79,158,563	2,769,719	81,928,282
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated Deficit	(119,717,769)	(2,769,719)	(122,487,488)
Total Stockholders’ Equity (Deficit)	$(40,630,758)	$—	$(40,630,758)

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of June 30, 2024, is as follows:

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 1,742,004 issued and outstanding as of June 30, 2024	8,709	—	8,709
Additional paid-in capital	79,610,239	2,873,709	82,483,948
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated Deficit	(97,699,353)	(2,873,709)	(100,573,062)
Total Stockholders’ Equity (Deficit)	$(18,160,646)	$—	$(18,160,646)

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of September 30, 2024, is as follows:

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 2,346,815 issued and outstanding as of September 30, 2024	11,733	—	11,733
Additional paid-in capital	85,617,896	8,350,845	93,968,741
Stock subscription receivable	(80,241)	(2,395,919)	(2,476,160)
Accumulated Deficit	(104,336,032)	(5,954,926)	(110,290,958)
Total Stockholders’ Equity (Deficit)	$(18,786,644)	$—	$(18,786,644)

The impact of the restatement on the consolidated and combined balance sheet as of December 31, 2024, is as follows:

	December 31, 2024
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 2,633,956 issued and outstanding as of December 31, 2024	13,169	—	13,169
Additional paid-in capital	93,045,581	8,953,375	101,998,956
Stock subscription receivable	(80,241)	(2,465,345)	(2,545,586)
Accumulated Deficit	(115,880,509)	(6,488,030)	(122,368,539)
Total Stockholders’ Equity (Deficit)	$(22,902,000)	$—	$(22,902,000)

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the three months ended March 31, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$(8,182,500)	$—	$(8,182,500)
Loss on issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	311	—	311
Interest expense	(3,739)	—	(3,739)
Other income (expense)	(1)	—	(1)
Total other expense	(26,006,927)	(2,769,719)	(28,776,646)

Net loss before income tax provision	(29,766,263)	(2,769,719)	(32,535,982)

Income tax provision	—	—	—

Net loss	$(29,766,263)	$(2,769,719)	$(32,535,982)

Weighted average shares outstanding, basic and diluted	1,563,968	24,839	1,588,807
Basic and diluted net loss per share	$(19.03)	$—	$(20.48)

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the six months ended June 30, 2024, is as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$16,784,200	$(103,990)	$16,680,210
Loss on issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	482	—	482
Interest expense	(22,923)	—	(22,923)
Other income (expense)	4,037	—	4,037
Total other income (expense)	(1,055,202)	(2,873,709)	(3,928,911)

Net income (loss) before income tax provision	(7,747,847)	(2,873,709)	(10,621,556)

Income tax provision	—	—	—

Net Income (loss)	$(7,747,847)	$(2,873,709)	$(10,621,556)

Weighted average number of shares of common stock outstanding, basic	1,651,120	62,547	1,713,667
Basic net income (loss) per share of common stock	$(4.69)	$—	$(6.20)

The impact of the restatement on the condensed consolidated and combined statement of operations for the three months ended June 30, 2024 is as follows:

	For the Three Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,966,700	$(103,990)	$24,862,710
Loss on issuance of Common Stock and Warrants	—	—	—
Interest income	171	—	171
Interest expense	(19,184)	—	(19,184)
Other income (expense)	4,038	—	4,038
Total other income (expense)	24,951,725	(103,990)	24,847,735

Net income (loss) before income tax provision	22,018,416	(103,990)	21,914,426

Income tax provision	—	—	—

Net Income (loss)	$22,018,416	$(103,990)	$21,914,426

Weighted average number of shares of common stock outstanding, basic	1,738,272	100,255	1,838,527
Basic net income (loss) per share of common stock	$12.67	$—	$11.92

Diluted net income (loss)	$22,018,416	$(12,029,950)	$9,884,476
Weighted average number of shares of common stock outstanding, diluted	1,923,190	50,191	1,973,381
Diluted net income (loss) per share of common stock	$11.45	$—	$5.01

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the nine months ended September 30, 2024, is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,017,035	$(2,433,060)	$21,583,975
Loss on issuance of Common Stock and Warrants	(27,475,797)	(3,521,866)	(30,997,663)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other income (expense)	(3,498,875)	(5,954,926)	(9,453,801)

Net income (loss) before income tax provision	(14,384,526)	(5,954,926)	(20,339,452)

Income tax provision	—	—	—

Net Income (loss)	$(14,384,526)	$(5,954,926)	$(20,339,452)

Weighted average number of shares of common stock outstanding, basic	1,764,630	113,833	1,878,463
Basic net income (loss) per share of common stock	$(8.15)	$—	$(10.83)

The impact of the restatement on the condensed consolidated and combined statement of operations for the three months ended September 30, 2024 is as follows:

	For the Three Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$7,232,835	$(2,329,070)	$4,903,765
Loss on issuance of Common Stock and Warrants	(9,654,799)	(752,147)	(10,406,946)
Interest income	1,573	—	1,573
Interest expense	(22,910)	—	(22,910)
Other income (expense)	(372)	—	(372)
Total other income (expense)	(2,443,673)	(3,081,217)	(5,524,890)

Net income (loss) before income tax provision	(6,636,679)	(3,081,217)	(9,717,896)

Income tax provision	—	—	—

Net Income (loss)	$(6,636,679)	$(3,081,217)	$(9,717,896)

Weighted average number of shares of common stock outstanding, basic and diluted	1,989,183	215,289	2,204,472
Basic and diluted net income (loss) per share of common stock	$(3.34)	$—	$(4.41)

The impact of the restatement on the consolidated and combined statement of operations for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$18,011,100	$(5,735,883)	$12,275,217
Los on issuance of Common Stock and Warrants	(30,281,475)	(752,147)	(31,033,622)
Interest income	13,806	—	13,806
Interest expense	(366,963)	—	(366,963)
Other income (expense)	(5,934)	—	(5,934)
Total other income (expense)	(12,629,466)	(6,488,030)	(19,117,496)

Net income (loss) before income tax provision	(25,929,003)	(6,488,030)	(32,417,033)

Income tax provision	—	—	—

Net Income (loss)	$(25,929,003)	$(6,488,030)	$(32,417,033)

Weighted average number of shares of common stock outstanding, basic and diluted	1,993,662	58,046	2,051,708
Basic and diluted net income (loss) per share of common stock	$(13.01)	$—	$(15.80)

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three months ended March 31, 2024, is as follows:

	Three Months Ended March 31, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	$79,158,563	$(119,717,769)	$(40,630,758)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	$81,928,282	$(122,487,488)	$(40,630,758)

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three and six months ended June 30, 2024, is as follows:

	For the Three and Six Months Ended June 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	79,158,563	$(119,717,769)	(40,630,758)
Shares issued from exercise of Series B Warrants	14	—	34
Net Income	—	22,018,416	22,018,416
Balance at June 30, 2024	$79,610,239	$(97,699,353)	$(18,160,646)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	2,769,719	(2,769,719)	—
Shares issued from exercise of Series B Warrants	103,990	—	103,990
Net Loss	—	(103,990)	(103,990)
Balance at June 30, 2024	$103,990	$(103,990)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	81,928,282	(122,487,488)	(40,630,758)
Shares issued from exercise of Series B Warrants	104,004	—	104,024
Net Income	—	21,914,426	21,914,426
Balance at June 30, 2024	$82,483,948	$(100,573,062)	$(18,160,646)

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three and nine months ended September 30, 2024, is as follows:

		For the Three and Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Convertible note – stock issuance loss	—	—	—	—
Net Loss	—	(29,766,263)	—	(29,766,263)
Balance at March 31, 2024	79,158,563	(119,717,769)	(80,241)	(40,630,758)
Shares issued from exercise of Series B Warrants	14	—	—	34
Net Income	—	22,018,416	—	22,018,416
Balance at June 30, 2024	79,610,239	(97,699,353)	(80,241)	(18,160,646)
Shares issued from exercise of Series A Warrants	162,007	—	—	162,054
Shares issued from exercise of Series B Warrants	1,370	—	—	1,886
Issuance of common stock for Forward Purchase Agreement	(954)	—	—	—
Forward Purchase Agreement – subscription receivable discount	—	—	—	—
Net Loss	—	(6,636,679)	—	(6,636,679)
Balance at September 30, 2024	$85,617,896	$(104,336,032)	$(80,241)	$(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—	—
Convertible note – stock issuance loss	2,769,719	—	—	2,769,719
Net Loss	—	(2,769,719)	—	(2,769,719)
Balance at March 31, 2024	2,769,719	(2,769,719)	—	—
Shares issued from exercise of Series B Warrants	103,990	—	—	103,990
Net Loss	—	(103,990)	—	(103,990)
Balance at June 30, 2024	103,990	(103,990)	—	—
Shares issued from exercise of Series A Warrants	31,703	—	—	31,703
Shares issued from exercise of Series B Warrants	2,297,367	—	—	2,297,367
Issuance of common stock for Forward Purchase Agreement	3,124,379	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	23,687	—	(23,687)	—
		For the Three and Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Stockholders’ Equity (Deficit)

Net Loss	—	(3,081,217)	—	(3,081,217)
Balance at September 30, 2024	$5,477,136	$(3,081,217)	$(2,395,919)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Convertible note – stock issuance loss	2,769,719	—	—	2,769,719
Net Loss	—	(32,535,982)	—	(32,535,982)
Balance at March 31, 2024	81,928,282	(122,487,488)	(80,241)	(40,630,758)
Shares issued from exercise of Series B Warrants	104,004	—	—	104,024
Net Income	—	21,914,426	—	21,914,426
Balance at June 30, 2024	82,483,948	(100,573,062)	(80,241)	(18,160,646)
Shares issued from exercise of Series A Warrants	193,710	—	—	193,757
Shares issued from exercise of Series B Warrants	2,298,737	—	—	2,299,253
Issuance of common stock for Forward Purchase Agreement	3,123,425	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	23,687	—	(23,687)	—
Net Loss	—	(9,717,896)	—	(9,717,896)
Balance at September 30, 2024	$93,968,741	$(110,290,958)	$(2,476,160)	$(18,786,644)

The impact of the restatement on the consolidated and combined statement of changes in stockholders’ (deficit) equity for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
As Previously Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Shares issued from exercise of Series A Warrants	4,255,907	—	—	4,257,282
Shares issued from exercise of Series B Warrants	1,384	—	—	1,959
Issuance of common stock for Forward Purchase Agreement	(954)	—	—	—
Forward Purchase Agreement – subscription receivable discount	—	—	—	—
Net Loss	—	(25,929,003)	—	(25,929,003)
Balance at December 31, 2024	$93,045,581	$(115,880,509)	$(80,241)	$(22,902,000)
	For the Year Ended December 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—	—
Shares issued from exercise of Series A Warrants	3,065,913	—	—	3,065,913
Shares issued from exercise of Series B Warrants	2,669,970	—	—	2,669,970
Issuance of common stock for Forward Purchase Agreement	3,124,379	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	93,113		(93,113)
Net Loss	—	(6,488,030)	—	(6,488,030)
Balance at December 31, 2024	$8,953,375	$(6,488,030)	$(2,465,345)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Shares issued from exercise of Series A Warrants	7,321,820	—	—	7,323,195
Shares issued from exercise of Series B Warrants	2,671,354	—	—	2,671,929
Issuance of common stock for Forward Purchase Agreement	3,123,425	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	93,113	—	(93,113)	—
Net Loss	—	(32,417,033)	—	(32,417,033)
Balance at December 31, 2024	$101,998,956	$(122,368,539)	$(2,545,586)	$(22,902,000)

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the three months ended March 30, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(29,766,263)	$(2,769,719)	$(32,535,982)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	94,392	—	94,392
Stock-based compensation	1,359,000	—	1,359,000
Change in fair value of derivative liabilities	8,182,500	—	8,182,500
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the six months ended June 30, 2024, is as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(7,747,847)	$(2,873,709)	$(10,621,556)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	197,303	—	197,303
Stock-based compensation	1,810,662	—	1,810,662
Change in fair value of derivative liabilities	(16,784,200)	103,990	(16,680,210)
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the nine months ended September 30, 2024, is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(14,384,526)	$(5,954,926)	$(20,339,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	2,433,060	(21,583,975)
Loss on issuance of common stock and warrants	27,475,797	3,521,866	30,997,663

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

Supplemental disclosure of non-cash financing activities:

As a result of the restatement, the Company has disclosed the following non-cash financing activity for the nine months ended September 30, 2024:

Supplemental disclosure of non-cash financing activities:	As Reported	Adjustments	As Restated
Issuance of Common Stock upon the closing of the Merger	$2,435	$—	$2,435
Issuance of Common Stock for Forward Purchase Agreement	$—	$3,124,379	$3,124,379
Stock subscription receivable, net of discount	$—	$2,372,232	$2,372,232
FPA discount accretion	$—	$23,687	$23,687

The impact of the restatement on the consolidated and combined statement of cash flows for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(25,929,003)	$(6,488,030)	$(32,417,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	350,509	—	350,509
Stock-based compensation	2,367,014	—	2,367,014
Equity compensation expense	1,976,000	—	1,976,000
Non-cash interest expense	303,061	—	303,061
Change in fair value of derivative liabilities	(18,011,100)	5,735,883	(12,275,217)
Loss on issuance of common stock and warrants	30,281,475	752,147	31,033,622

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

Supplemental disclosure of non-cash financing activities:

As a result of the restatement, the Company has disclosed the following non-cash financing activity for the year ended December 31, 2024:

Supplemental disclosure of non-cash financing activities:	As Reported	Adjustments	As Restated
Issuance of Common Stock upon the closing of the Merger	$4,993	$—	$4,993
Issuance of Common Stock for Forward Purchase Agreement	$—	$3,124,379	$3,124,379
Stock subscription receivable, net of discount	$—	2,372,232	$2,372,232
FPA discount accretion	$—	$93,113	$93,113
Capitalized interest to principal balance of short-term note payable	$24,061	$—	$24,061

Impact of the Restatement on Previously Issued Unaudited 2025 Interim Financial Statements

The restatement of the Company’s 2024 financial statements resulted in adjustments to the Company’s opening stockholders’ equity as of January 1, 2025. The adjustments had no impact on the Company’s previously issued statements of operations or cash flows for the quarters ended March 31, 2025, June 30, 2025, and September 30, 2025.

The adjustments reflect (i) a reclassification within stockholders’ equity between additional paid-in capital and accumulated deficit related to the fair value remeasurement of the Company’s derivative warrant liabilities immediately prior to exercise, which did not impact total stockholders’ equity (deficit), net income (loss), or cash flows for those periods, and (ii) the recognition of APIC and a corresponding stock subscription receivable associated with the issuance of FPA shares, recorded at the fair value of the shares on the issuance date net of a discount reflecting the present value of the subscription receivable, which resulted in a loss on issuance of common stock, with no impact total stockholders’ equity (deficit), or cash flows, and (iii) the recognition of FPA stock subscription receivable discount representing accretion from August 29, 2024 through December 31, 2024, which did not impact total stockholders’ equity (deficit), net income (loss), or cash flows.

Because the restatement only affected the Company’s opening balances as of January 1, 2025, the Company has presented the impact on the previously issued interim balance sheets for 2025.

Accordingly, the Company has restated the previously issued interim balance sheets included in the Company’s Quarterly Report on Form 10-Q for the quarters ended March 31, 2025 and September 30, 2025 and Form 10-Q/A for the quarter ended June 30, 2025 to reflect the corrected opening equity balances.

	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
Balance at January 1, 2025 (as previously reported)	$93,045,581	$(115,880,509)	$(80,241)	$(22,902,000)
Correction of prior-period error – warrant remeasurement	5,735,883	(5,735,883)	—	—
Correction of prior-period error – Issuance of FPA shares	3,124,379	(752,147)	(2,372,232)	—
Correction of prior-period error – FPA subscription receivable discount	93,113	—	(93,113)	—
Balance at January 1, 2025 (as restated)	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Net income	—	9,194,630	—	9,194,630
Balance at March 31, 2025	103,535,931	(113,173,909)	(2,545,586)	(12,183,292)
Net loss	—	(2,113,859)	—	(2,113,859)
Balance at June 30, 2025	103,738,980	(115,287,768)	(2,545,586)	(14,094,102)
Net loss	—	(4,092,145)	—	(4,092,145)
Balance at September 30, 2025	104,518,211	(119,379,913)	(2,545,586)	(17,407,000)

Additionally, the diluted net income (loss) per share included in certain periods of the 2025 interim financial information was corrected to apply the treasury stock method to outstanding warrants. For the three months ended March 31, 2025, the six months ended June 30, 2025, and the nine months ended September 30, 2025, the previously reported diluted net income (loss) per share of $3.04, $1.33, and $0.60 should have been $(0.30), $(0.53), and $(1.12), respectively.